Related party transactions with affiliated company (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Related Party Transactions [Table Text Block]
	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2012	$4,947	$108,207	$113,154
New loans	239	40,827	41,066
Payments	(301)	(51,720)	(52,021)
Other changes	24,828	(30,473)	(5,645)
Balance at December 31, 2013	$29,713	$66,841	$96,554
New loans	1,163	74,327	75,490
Payments	(1,318)	(17,161)	(18,479)
Other changes	4,529	-	4,529
Balance at December 31, 2014	$34,087	$124,007	$158,094

Prlp2011 Holdings Llc Joint Venture [Member]
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2014	December 31, 2013
Equity investment in PRLP 2011 Holdings, LLC	$23,650	$26,596

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2014	2013	2012
Share of (loss) income from the equity investment in PRLP 2011 Holdings, LLC	$(2,947)	$3,347	$7,128

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2014	2013	2012	Category
Interest income on loan to PRLP 2011 Holdings, LLC	$425	$1,162	$2,688	Interest income

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2014		December 31, 2013
Loans	$4,652	$19,647
Accrued interest receivable	22	65
Deposits (non-interest bearing)	(2,685)	(3,621)
Net total	$1,989	$16,091

E V E R T E C Inc [Member]
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2014	December 31, 2013
Equity investment in EVERTEC	$25,146	$19,931

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2014	2013	2012
Share of income (loss) from investment in EVERTEC	$10,536	$(3,762)	$38,461
Share of other changes in EVERTEC's stockholders' equity	381	18,965	(187)
Share of EVERTEC's changes in equity recognized in income	$10,917	$15,203	$38,274

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2014	2013	2012	Category
Interest income on loan to EVERTEC	$-	$2,490	$3,373	Interest income
Interest income on investment securities issued by EVERTEC	-	1,269	3,850	Interest income
Interest expense on deposits	(67)	(128)	(267)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	26,646	25,571	25,188	Other service fees
Debt prepayment penalty paid by EVERTEC	-	5,856	-	Net gain (loss) and valuation adjustments on investment securities
Consulting fee paid by EVERTEC	-	9,854	-	Other operating income
Rental income charged to EVERTEC	6,874	6,560	6,647	Net occupancy
Processing fees on services provided by EVERTEC	(154,839)	(155,521)	(150,677)	Professional fees
Other services provided to EVERTEC	1,012	843	751	Other operating expenses
Total	$(120,374)	$(103,206)	$(111,135)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2014		December 31, 2013
Accounts receivable (Other assets)	$5,065	$8,634
Deposits	(15,481)	(14,289)
Accounts payable (Other liabilities)	(15,511)	(15,862)
Net total	$(25,927)	$(21,517)

PR Asset Portfolio 2013-1 International, LLC [Member]
Schedule Equity Method Investments Table [Text Block]
(In thousands)	December 31, 2014	December 31, 2013
Equity investment in PR Asset Portfolio 2013-1 International, LLC	$31,374	$30,478

Proportionate Share Of Income Loss And Changes In Stockholders Equity TableTextBlock
	Years ended December 31,
(In thousands)	2014	2013
Share of income from the equity investment in PR Asset Portfolio 2013-1 International, LLC	$745	$(1,979)

Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	Years ended December 31,
(In thousands)	2014	2013	Category
Interest income on loan to PR Asset Portfolio 2013-1 International, LLC	$4,340	$2,966	Interest income
Servicing fee paid by PR Asset Portfolio 2013-1 International, LLC	70	150	Other service fees
Total	$4,410	$3,116

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
(In thousands)	December 31, 2014	December 31, 2013
Loans	$110,643	$160,283
Accrued interest receivable	314	436
Deposits	(12,960)	(20,808)
Net total	$97,997	$139,911